Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	75,203	$15,426,391

		$15,426,391

Automobiles — 1.1%
General Motors Co.(1)	426,148	$24,222,252

		$24,222,252

Banks — 6.4%
Bank of America Corp.(2)	1,142,362	$43,821,006
JPMorgan Chase & Co.(2)	376,013	57,071,253
Wells Fargo & Co.(2)	777,093	35,699,653

		$136,591,912

Beverages — 2.4%
Constellation Brands, Inc., Class A	85,945	$19,280,901
PepsiCo, Inc.	200,541	31,474,910

		$50,755,811

Building Products — 1.2%
Johnson Controls International PLC	361,689	$25,831,828

		$25,831,828

Capital Markets — 2.6%
Charles Schwab Corp. (The)	393,787	$26,757,827
Goldman Sachs Group, Inc. (The)(2)	77,749	29,146,545

		$55,904,372

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.(2)	687,566	$38,352,432

		$38,352,432

Electric Utilities — 1.4%
NextEra Energy, Inc.(2)	391,374	$30,488,035

		$30,488,035

Electrical Equipment — 2.4%
Eaton Corp. PLC(2)	318,716	$50,373,064

		$50,373,064

Entertainment — 4.0%
Live Nation Entertainment, Inc.(1)	268,581	$21,188,355
Netflix, Inc.(1)(2)	46,039	23,828,405
Walt Disney Co. (The)(1)(2)	229,189	40,341,848

		$85,358,608

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.6%
EastGroup Properties, Inc.	183,176	$32,279,275
Mid-America Apartment Communities, Inc.	121,757	23,511,276

		$55,790,551

Food Products — 1.2%
Mondelez International, Inc., Class A(2)	393,918	$24,919,253

		$24,919,253

Health Care Equipment & Supplies — 3.3%
Danaher Corp.(2)	175,472	$52,201,165
Intuitive Surgical, Inc.(1)	17,906	17,753,083

		$69,954,248

Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.(2)	121,757	$50,190,671

		$50,190,671

Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.(1)	161,149	$21,183,036
Starbucks Corp.	204,122	24,786,535

		$45,969,571

Household Products — 2.1%
Procter & Gamble Co. (The)(2)	311,554	$44,312,325

		$44,312,325

Insurance — 1.0%
MetLife, Inc.	350,946	$20,249,584

		$20,249,584

Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(1)(2)	42,972	$116,214,336

		$116,214,336

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)(2)	35,117	$116,854,978

		$116,854,978

IT Services — 7.6%
Accenture PLC, Class A(2)	132,499	$42,092,282
Fidelity National Information Services, Inc.	153,987	22,951,762
PayPal Holdings, Inc.(1)(2)	157,901	43,506,463
Visa, Inc., Class A(2)	211,176	52,031,655

		$160,582,162

Life Sciences Tools & Services — 3.7%
Charles River Laboratories International, Inc.(1)	57,297	$23,315,295
Thermo Fisher Scientific, Inc.(2)	68,041	36,742,820
Waters Corp.(1)	46,554	18,147,215

		$78,205,330

Security	Shares	Value
Machinery — 1.8%
Caterpillar, Inc.(2)	93,107	$19,249,872
PACCAR, Inc.	225,608	18,723,208

		$37,973,080

Metals & Mining — 2.6%
Franco-Nevada Corp.	189,797	$30,350,438
Rio Tinto PLC ADR	297,229	25,653,835

		$56,004,273

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	225,607	$22,969,048
EOG Resources, Inc.(2)	271,651	19,792,492
Phillips 66(2)	168,311	12,359,077

		$55,120,617

Pharmaceuticals — 3.7%
Eli Lilly & Co.	113,632	$27,669,392
Royalty Pharma PLC, Class A	257,838	9,849,412
Sanofi	239,932	24,730,560
Zoetis, Inc.	82,365	16,695,386

		$78,944,750

Road & Rail — 1.9%
CSX Corp.(2)	1,246,213	$40,277,604

		$40,277,604

Semiconductors & Semiconductor Equipment — 3.3%
Micron Technology, Inc.(1)	272,162	$21,114,328
Texas Instruments, Inc.(2)	254,257	48,466,469

		$69,580,797

Software — 10.5%
Intuit, Inc.(2)	89,527	$47,446,624
Microsoft Corp.(2)	555,067	158,144,139
Palantir Technologies, Inc., Class A(1)	787,836	17,103,920

		$222,694,683

Specialty Retail — 2.3%
Best Buy Co., Inc.(2)	146,823	$16,495,564
Lowe’s Cos., Inc.(2)	168,311	32,431,847

		$48,927,411

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.(2)	948,984	$138,418,806

		$138,418,806

Textiles, Apparel & Luxury Goods — 2.6%
Capri Holdings, Ltd.(1)	293,647	$16,535,263
NIKE, Inc., Class B(2)	236,351	39,591,156

		$56,126,419

Security	Shares	Value
Tobacco — 1.2%
Philip Morris International, Inc.	251,962	$25,218,877

		$25,218,877

Total Common Stocks (identified cost $1,204,209,036)		$2,125,835,031

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	12,241,139	$12,241,139

Total Short-Term Investments (identified cost $12,241,139)		$12,241,139

Total Investments — 100.7% (identified cost $1,216,450,175)		$2,138,076,170

Total Written Call Options — (0.5)% (premiums received $9,849,288)		$(10,385,425)

Other Assets, Less Liabilities — (0.2)%		$(3,935,021)

Net Assets — 100.0%		$2,123,755,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Written Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	193	$84,828,518	$4,360	8/2/21	$(799,985)
S&P 500 Index	193	84,828,518	4,375	8/4/21	(692,870)
S&P 500 Index	192	84,388,992	4,380	8/6/21	(722,880)
S&P 500 Index	193	84,828,518	4,400	8/9/21	(543,295)
S&P 500 Index	192	84,388,992	4,400	8/11/21	(641,280)
S&P 500 Index	194	85,268,044	4,380	8/13/21	(985,520)
S&P 500 Index	197	86,586,622	4,320	8/16/21	(1,982,805)
S&P 500 Index	193	84,828,518	4,380	8/18/21	(1,115,540)
S&P 500 Index	191	83,949,466	4,415	8/20/21	(800,290)
S&P 500 Index	191	83,949,466	4,445	8/23/21	(512,835)
S&P 500 Index	192	84,388,992	4,430	8/25/21	(725,760)
S&P 500 Index	191	83,949,466	4,425	8/27/21	(862,365)

Total					$(10,385,425)

Abbreviations:

ADR	-	American Depositary Receipt

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $12,241,139, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$17,537,671	$224,549,588	$(229,846,297)	$177	$—	$12,241,139	$10,565	12,241,139

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$239,925,376	$—		$—	$239,925,376
Consumer Discretionary	292,100,631	—		—	292,100,631
Consumer Staples	145,206,266	—		—	145,206,266
Energy	55,120,617	—		—	55,120,617
Financials	212,745,868	—		—	212,745,868
Health Care	252,564,439	24,730,560		—	277,294,999
Industrials	169,881,967	—		—	169,881,967
Information Technology	591,276,448	—		—	591,276,448
Materials	56,004,273	—		—	56,004,273
Real Estate	55,790,551	—		—	55,790,551
Utilities	30,488,035	—		—	30,488,035
Total Common Stocks	$2,101,104,471	$24,730,560	*	$—	$2,125,835,031
Short-Term Investments	$—	$12,241,139		$—	$12,241,139
Total Investments	$2,101,104,471	$36,971,699		$—	$2,138,076,170

Liability Description
Written Call Options	$(10,385,425)	$—		$—	$(10,385,425)
Total	$(10,385,425)	$—		$—	$(10,385,425)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.